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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BB Biotech AG
Address: Vordergasse 3
         Schaffhausen Switzerland CH-8200

Form 13F File Number: 28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Pascal Schmucki
Title: SIGNING AUTHORITY
Phone: 41 (44) 267 67 00

Signature, Place, and Date of Signing:           /s/ Pascal Schmucki
                                       -----------------------------------------
                                       Schaffhausen, Switzerland, August 7, 2009

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               3
Form 13F Information Table Entry Total:         13
Form 13F Information Table Value Total:   $791,002
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   -------------------
1     28-11193               Biotech Focus N.V.
2     28-11191               Biotech Invest N.V.
3     28-11189               Biotech Target N.V.


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                                  BB BIOTECH AG

                           FORM 13F INFORMATION TABLE

      COLUMN 1        COLUMN 2 COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
--------------------- -------- --------- -------- ------------------ ---------- -------- ----------------------
                                                                                             VOTING AUTHORITY
                      TITLE OF             VALUE    SHS OR  SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER          CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
--------------        -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ -----
Affymetrix Inc           COM   00826T108   11,860 2,000,000  SH        DEFINED     1     2,000,000  NONE   NONE
Arena
   Pharmaceuticals
   Inc                   COM   040047102   24,611 4,931,980  SH        DEFINED     3     4,931,980  NONE   NONE
Biogen Idec Inc          COM   09062X103   33,041   731,800  SH        DEFINED     1       731,800  NONE   NONE
Celgene Corp             COM   151020104  208,795 4,364,439  SH        DEFINED     2     4,364,439  NONE   NONE
Elan Corp                ADR   284131208    9,555 1,500,000  SH        DEFINED     2     1,500,000  NONE   NONE
Gilead Sciences Inc      COM   375558103  281,209 6,003,618  SH        DEFINED     1     6,003,618  NONE   NONE
Incyte Corp              COM   45337C102    3,116   947,166  SH        DEFINED     3       947,166  NONE   NONE
Keryx
   Biopharmaceuticals
   Inc                   COM   492515101     845    939,311  SH        DEFINED     3       939,311  NONE   NONE
Medicines Co             COM   584688105    3,248   387,100  SH        DEFINED     3       387,100  NONE   NONE
Optimer
   Pharmaceuticals
   Inc                   COM   68401H104   14,204   948,839  SH        DEFINED     3       948,839  NONE   NONE
Rigel
   Pharmaceuticals
   Inc                 COM NEW 766559603    2,060   170,000  SH        DEFINED     3       170,000  NONE   NONE
Vertex
   Pharmaceuticals
   Inc                   COM   92532F100  170,858 4,750,000  SH        DEFINED     3     4,750,000  NONE   NONE
Zymogenetics Inc         COM   98985T109   27,600 6,000,000  SH        DEFINED     3     6,000,000  NONE   NONE


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